Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Balance at January 1	$ 914,015	$ 1,081,351
Net repayments on the revolving credit facility		(146,324)
Repurchases of senior unsecured notes	(31,561)
Amortization of transaction costs	2,276	60,004
Foreign exchange	78,726	(81,016)
Balance at December 31	$ 963,456	$ 914,015